Virtus Wealth Builder Fund and Virtus Wealth Guardian Fund,

each a series of Virtus Opportunities Trust (the “Trust”)

Supplement dated September 25, 2009 to the

Asset Allocation Funds Prospectus dated January 31, 2009, as supplemented

IMPORTANT NOTICE TO INVESTORS

Effective September 29, 2009, the Virtus Wealth Builder Fund’s name will be Virtus AlphaSectorSM Rotation Fund and the Virtus Wealth Guardian Fund’s name will be Virtus AlphaSectorSM Allocation Fund.

At the recent Special Meeting of Shareholders, shareholders of the Virtus Wealth Builder Fund approved the following proposals: (1) an investment subadvisory agreement between Virtus Investment Advisers, Inc. (“VIA”), the investment adviser to the Trust, and F-Squared Investments, Inc. (“F-Squared”) and (2) an amendment to the investment advisory agreement between VIA and the Trust. A proposal to permit VIA to hire and replace subadvisers or to modify subadvisory agreements without shareholder approval was not approved. Also at that Special Meeting, shareholders of the Virtus Wealth Guardian Fund approved an amendment to the investment advisory agreement.

Effective September 29, 2009, F-Squared will become subadviser to the Virtus Wealth Builder Fund and the Virtus Wealth Guardian Fund and the funds’ principal investment strategies will be modified. Also effective September 29, 2009, the investment advisory fee paid by the funds to VIA will be modified. These and other changes to the funds’ current prospectus are more fully described below and will be effective on September 29, 2009.

VIRTUS WEALTH BUILDER FUND ONLY

The fund’s name will be Virtus AlphaSectorSM Rotation Fund.

The Principal Investment Strategies beginning on page 2 will read as follows:

•

The fund seeks to track the AlphaSectorSM Rotation Index (“ASRX” or “Index”), a public index published by NASDAQ. ASRX is an active index that may allocate to the nine Select Sector SPDR® exchange traded funds (ETFs), representing the primary sectors of the S&P 500® Index, plus an ETF representing short-term U.S. Treasuries. Compilation of the Index is based on a proprietary quantitative model that seeks to evaluate “true” trends within each sector by adjusting for market noise and changing levels of volatility in the market. The model allocates to the nine sectors using a binary model, with sectors either included in the portfolio or entirely excluded. The analytical model does not attempt to determine relative weights versus the S&P 500® Index weights or relative to other sector weights; it simply seeks to determine whether or not each sector is positioned to produce positive absolute returns. Sectors that are included in the Index are equally weighted, with a maximum allocation per sector of 25% at time of rebalancing. When three or fewer sectors are represented, the remainder of the Index is allocated to an ETF that represents short-term U.S. Treasuries, up to 100%.

•	In times of extreme market weakness, both the Index and the fund have the ability to move partially or fully to short-term U.S. Treasuries.

•

The subadviser provides the adviser with a model portfolio monthly based on the Index. The adviser is responsible for final portfolio allocation decisions and for placing all transactions. The adviser monitors the fund’s allocations to the underlying securities and is responsible for rebalancing assets to maintain the target allocations among the ASRX-based ETFs, while taking into account any other factors the adviser may deem relevant, such as cash flow and/or timing considerations.

•	The fund may also invest in stocks and high-quality, short-term securities.

The “Principal Risks of an Investment” section beginning on page 2 will be replaced with the following:

Principal Risks of an Investment

If you invest in this fund, you risk losing your investment.

General

The value of the fund’s investments that supports your share value may decrease. If between the time you purchase shares and the time you sell shares the value of the fund’s investments decreases, you will lose money.

Investment values can decrease for a number of reasons. Conditions affecting the overall economy, specific industries or companies in which the underlying ETFs invest can be worse than expected, and investments may fail to perform as the adviser expects. As a result, the value of your shares may decrease.

Underlying ETF Risk

Indirectly, the fund is subject to all risks associated with the underlying ETFs. Since the fund’s performance depends on that of each underlying ETF, it may be subject to increased volatility. Lack of liquidity in an ETF could result in its value being more volatile than the underlying portfolio of securities. Additionally, assets invested in ETFs incur a layering of expenses, including operating costs, advisory fees and administrative fees that shareholders in the fund indirectly bear.

Equity Securities Risk

Generally, prices of equity securities are more volatile than those of fixed income securities. The prices of equity securities will rise and fall in response to a number of different factors. In particular, equity securities will respond to events that affect entire financial markets or issuers (such as changes in inflation or consumer demand) and to events that affect particular industries (such as news about the success or failure of a new product). Larger companies tend to be less volatile than companies with smaller market capitalizations. Smaller market capitalization stocks are subject to varying patterns of trading volume and may, at times, be difficult to sell.

Short-Term Investments Risk

Short-term instruments include money market instruments, repurchase agreements, certificates of deposits and bankers’ acceptances and instruments that are not U.S. Government securities. Short-term instruments are high grade short-term securities such as commercial paper, drafts, municipal notes, bankers’ acceptances and certificates of deposit. Default or insolvency of the other party to a repurchase agreement presents a risk to the investing fund.

U.S. Government Securities Risk

Obligations issued or guaranteed by the U.S. Government, its agencies, authorities and instrumentalities, and backed by the full faith and credit of the United States, only guarantee principal and interest will be timely paid to holders of the securities. The entities do not guarantee that the value of fund shares will increase. In addition, not all U.S. Government securities are backed by the full faith and credit of the United States, but rather are the obligation solely of the entity through which they are issued.

The “Annual Fund Operating Expenses” portion of the “Fund Fees and Expenses” table on page 7 will be replaced with the following:

	Class A Shares	Class C Shares

Annual Fund Operating Expenses (expenses that are deducted from fund assets)
Management Fees(c)	0.45%	0.45%
Distribution and Shareholder Servicing (12b-1) Fees(d)	0.25%	1.00%
Other Expenses(c)	0.48%	0.48%
Acquired Fund Fees and Expenses(e) (Underlying ETFs)	0.21%	0.21%

Total Annual Fund Operating Expenses(f)	1.39%	2.14%

(c)	Restated to reflect current fees and expenses.

(d)	Distribution and Shareholder Servicing (12b-1) Fees represent an asset based sales charge that, for a long-term shareholder, over time may be higher than the maximum front-end sales charge permitted by the Financial Industry Regulatory Authority (FINRA).

(e)	Because the fund invests in ETFs, it is a shareholder of those underlying ETFs and indirectly bears its proportionate share of the operating expenses, including management fees of the underlying ETFs. These expenses are deducted from the underlying ETFs before their share prices are calculated and are in addition to the direct fees and expenses borne by the fund and its shareholders that are also described in the fee tables above. The above expenses have been restated to reflect the fund’s current fees and, for each acquired (underlying) ETF, reflects the expense ratio for the most recent fiscal period publicly reported. These estimates may vary considerably based on future asset levels of the fund, the availability of acquired (underlying) ETFs, the amount of fund assets invested in acquired (underlying) ETFs at any point in time, and the fluctuation of the expense ratios of the acquired (underlying) ETFs.

(f)	The Total Annual Fund Operating Expenses do not correlate to the ratio of expense to average net assets appearing in the Financial Highlights tables, which tables reflect only the operating expenses of the fund and do not include acquired fund fees and expenses.

The “Example” section on page 8 will read as follows:

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. The calculations use the combined net operating expenses of the fund and the weighted average of the total operating expenses of the underlying ETFs. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Class	1 year	3 years	5 years	10 years
Class A	$708	$990	$1,292	$2,148
Class C	$317	$670	$1,149	$2,472

You would pay the following expenses if you did not redeem your shares:

Class	1 year	3 years	5 years	10 years
Class C	$217	$670	$1,149	$2,472

VIRTUS WEALTH GUARDIAN FUND ONLY

The fund’s name will be Virtus AlphaSectorSM Allocation Fund.

The Principal Investment Strategies beginning on page 9 will read as follows:

•

Under normal conditions, the fund allocates its assets in a mix of underlying ETFs and an affiliated fixed income mutual fund, with a target allocation of approximately 75% of assets in underlying ETFs that seek to track the AlphaSectorSM Rotation Index (“ASRX” or “Index”), a public index published by NASDAQ, and approximately 25% of assets in the Virtus Bond Fund.

•

ASRX is an active index that may allocate to the nine Select Sector SPDR® exchange traded funds (ETFs), representing the primary sectors of the S&P 500® Index, plus an ETF representing short-term U.S. Treasuries. Compilation of the Index is based on a proprietary quantitative model that seeks to evaluate “true” trends within each sector by adjusting for market noise and changing levels of volatility in the market. The model allocates to the nine sectors using a binary model, with sectors either included in the portfolio or entirely excluded. The analytical model does not attempt to determine relative weights versus the S&P 500® Index weights or relative to other sector weights; it simply seeks to determine whether or not each sector is positioned to produce positive absolute returns. Sectors that are included in the Index are equally weighted, with a maximum allocation per sector of 25% at time of rebalancing. When three or fewer sectors are represented, the remainder of the Index is allocated to an ETF that represents short-term U.S. Treasuries, up to 100%.

•	In times of extreme market weakness, both the Index and the fund have the ability to move partially or fully to short-term U.S. Treasuries.

•

The subadviser provides the adviser with a model portfolio monthly based on the Index. The adviser is responsible for final portfolio allocation decisions and for placing all transactions. The adviser monitors the fund’s allocations to the underlying securities and is responsible for rebalancing assets to maintain the target allocations among the ASRX-based ETFs and the Virtus Bond Fund, while taking into account any other factors the adviser may deem relevant, such as cash flow and/or timing considerations.

•	The subadviser to the Virtus Bond Fund is responsible for deciding which securities to purchase and sell for that fund.

•	The fund may also invest in stocks and high-quality, short-term securities.

The “Principal Risks of an Investment” section beginning on page 9 will be replaced with the following:

Principal Risks of an Investment

If you invest in this fund, you risk losing your investment.

General

The value of the fund’s investments that supports your share value may decrease. If between the time you purchase shares and the time you sell shares the value of the fund’s investments decreases, you will lose money.

Investment values can decrease for a number of reasons. Conditions affecting the overall economy, specific industries or companies in which the underlying ETFs and/or affiliated mutual fund invest can be worse than expected, and investments may fail to perform as the adviser expects. As a result, the value of your shares may decrease.

The adviser seeks to reduce investment risk by diversifying among ETFs and an affiliated mutual fund that invest in stocks and bonds. However, there are still the risks of investing in various asset classes, as well as the inherent risks of the underlying ETFs and affiliated mutual fund.

Underlying ETFs and Mutual Fund Risk

Achieving the fund’s objective will depend on the performance of the underlying ETFs and affiliated mutual fund, which depends on the particular securities in which the underlying ETFs and affiliated mutual fund invest. Indirectly, the fund is subject to all risks associated with the underlying ETFs and affiliated mutual fund. Since the fund’s performance depends on that of each underlying ETF and the affiliated mutual fund, it may be subject to increased volatility. Lack of liquidity in an ETF or fund could result in its value being more volatile than the underlying portfolio of securities. Additionally, assets invested in ETFs and the underlying mutual fund incur a layering of expenses, including operating costs, advisory fees and administrative fees that shareholders in the fund indirectly bear.

Credit Risk

Credit risk refers to the issuer’s ability to make scheduled interest or principal payments. Generally, the lower the credit rating of a security the greater the chance that the issuer will be unable to make such payments when due. High yield-high risk securities (junk bonds) typically entail greater price volatility and principal and interest rate risk.

Equity Securities Risk

Generally, prices of equity securities are more volatile than those of fixed income securities. The prices of equity securities will rise and fall in response to a number of different factors. In particular, equity securities will respond to events that affect entire financial markets or issuers (such as changes in inflation or consumer demand) and to events that affect particular industries (such as news about the success or failure of a new product). Larger companies tend to be less volatile than companies with smaller market capitalizations. Smaller market capitalization stocks are subject to varying patterns of trading volume and may, at times, be difficult to sell.

Interest Rate Risk

Interest rate trends can have an effect on the value of the shares of the funds. If interest rates rise, the value of debt securities generally will fall. A fund that holds securities with longer maturities or durations may experience greater price fluctuations in response to changes in interest rates than a fund that holds only securities with short-term maturities or durations. Prices of longer-term securities are affected more by interest rate changes than prices of shorter-term securities.

Short-Term Investments Risk

Short-term instruments include money market instruments, repurchase agreements, certificates of deposits and bankers’ acceptances and instruments that are not U.S. Government securities. Short-term instruments are high grade short-term securities such as commercial paper, drafts, municipal notes, bankers’ acceptances and certificates of deposit. Default or insolvency of the other party to a repurchase agreement presents a risk to the investing fund.

U.S. Government Securities Risk

Obligations issued or guaranteed by the U.S. Government, its agencies, authorities and instrumentalities, and backed by the full faith and credit of the United States, only guarantee principal and interest will be timely paid to holders of the securities. The entities do not guarantee that the value of fund shares will increase. In addition, not all U.S. Government securities are backed by the full faith and credit of the United States, but rather are the obligation solely of the entity through which they are issued.

The “Annual Fund Operating Expenses” portion of the “Fund Fees and Expenses” table on page 14 will be replaced with the following:

	Class A Shares	Class C Shares

Annual Fund Operating Expenses (expenses that are deducted from fund assets)
Management Fees(c)	0.45%	0.45%
Distribution and Shareholder Servicing (12b-1) Fees(d)	0.25%	1.00%
Other Expenses(c)	0.44%	0.44%
Acquired Fund Fees and Expenses(e) (Underlying ETFs and Mutual Fund)	0.38%	0.38%

Total Annual Fund Operating Expenses(f)(g)	1.52%	2.27%

(c)	Restated to reflect current fees and expenses.

(d)	Distribution and Shareholder Servicing (12b-1) Fees represent an asset based sales charge that, for a long-term shareholder, over time may be higher than the maximum front-end sales charge permitted by FINRA.

(e)	Because the fund invests in ETFs and another mutual fund, it is a shareholder of those underlying funds and indirectly bears its proportionate share of the operating expenses, including management fees of the underlying funds. These expenses are deducted from the underlying funds before their share prices are calculated and are in addition to the direct fees and expenses borne by the fund and its shareholders that are also described in the fee tables above. The above expenses have been restated to reflect the fund’s current fees and, for each acquired (underlying) fund, reflect the expense ration for the most recent fiscal period publicly reported. These estimates may vary considerably based on future asset levels of the fund, the availability of acquired (underlying) ETFs and mutual fund, the amount of fund assets invested in acquired (underlying) funds at any point in time, and the fluctuation of the expense ratios of the acquired (underlying) funds.

(f)	The Total Annual Fund Operating Expenses do not correlate to the ratio of expense to average net assets appearing in the Financial Highlights tables, which tables reflect only the operating expenses of the fund and do not include acquired fund fees and expenses.

(g)	The fund’s investment adviser has voluntarily agreed to waive a portion of its management fee associated with the fund’s fixed income portfolio, which will reduce Total Fund Operating Expenses by 0.09%. Total Annual Fund Operating Expenses, after this fee waiver, are expected to be 1.43% for Class A Shares and 2.18% for Class C Shares.

The “Example” section on page 15 will read as follows:

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. The calculations use the combined net operating expenses of the fund and the weighted average of the total operating expenses of the underlying ETFs and the affiliated mutual fund. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Class	1 year	3 years	5 years	10 years
Class A	$721	$1,028	$1,356	$2,283
Class C	$330	$709	$1,215	$2,605

You would pay the following expenses if you did not redeem your shares:

Class	1 year	3 years	5 years	10 years
Class C	$230	$709	$1,215	$2,605

VIRTUS WEALTH BUILDER FUND AND VIRTUS WEALTH GUARDIAN FUND

The section entitled “Virtus Asset Allocation Funds” on page 1 will be deleted.

The “Management of the Funds” section on page 16 will read as follows:

The Adviser

Virtus Investment Advisers, Inc. (“VIA”) is the investment adviser to the funds and is located at 100 Pearl Street, Hartford, CT 06103. VIA acts as the investment adviser for over 40 mutual funds and as adviser to institutional clients. As of June 30, 2009, VIA had approximately $11.5 billion in assets under management. VIA has acted as an investment adviser for over 70 years and is an indirect wholly-owned subsidiary of Virtus Investment Partners, Inc.

Subject to the direction of the fund’s Board of Trustees, VIA is responsible for managing the fund’s investment program, for the general operations of the fund, including oversight of the fund’s subadviser, and for providing final allocation and trading decisions following receipt of the subadviser’s monthly investment recommendations. VIA and the subadviser manage the fund’s assets to conform with the investment policies as described in this prospectus.

Each fund pays VIA an investment management fee that is accrued daily against the value of its net assets at the annual rate of 0.45% on the first $1 billion of net assets, and 0.40% on its assets over $1 billion. For the AlphaSector Allocation Fund, VIA has voluntarily agreed to waive a portion of its management fee associated with the fund’s fixed income portfolio, which will reduce the fund’s total annual operating expenses at the annual rate of 0.09%, as applied to the fund’s net assets.

The Subdviser

F-Squared Investments, Inc. (“F-Squared”) has served as the limited services subadviser to the funds since September 2009 and is located at 16 Laurel Avenue, Suite 150, Wellesley, Massachusetts 02481. F-Squared has been an investment adviser since 2006 and provides investment management and advisory services to institutional and separately managed accounts. As of June 30, 2009, F-Squared had $90 million in assets under management.

VIA pays F-Squared a subadvisory fee, which is calculated at the rate of 0.20% of the first billion of the average daily net assets of each fund, and 0.175% on each fund’s assets over $1 billion.

A discussion regarding the basis for the Board of Trustees approving the investment advisory and subadvisory agreements is expected to be available in the fund’s 2009 annual report covering the period October 1, 2008 through September 30, 2009.

The Wealth Guardian Fund and VIA have received an exemptive order from the Securities and Exchange Commission that permits VIA, subject to certain conditions, and without the approval of shareholders, to: (a) employ a new unaffiliated subadviser for a fund pursuant to the terms of a new subadvisory agreement, in each case either as a replacement for an existing subadviser or as an additional subadviser; (b) change the terms of any subadvisory agreement; and (c) continue the employment of an existing subadviser on the same subadvisory agreement terms where an agreement has been assigned because of a change in control of the subadviser. In such circumstances, shareholders would receive notice of such action, including the information concerning the new subadviser that normally is provided in a proxy statement.

Portfolio Management

Howard Present of F-Squared and Amy Robinson of VIA serve as the funds’ portfolio managers (since September 2009).

Howard Present. Mr. Present is co-founder, President and CEO of F-Squared. Prior to F-Squared, he was founder and President of Helicon Partners LLC (2004-2006), a boutique management firm specializing in new business development within the financial services industry. Mr. Present has approximately 20 years of investment management industry experience.

Amy Robinson. Ms. Robinson is Managing Director of VIA (since 1992) and leads VIA’s equity trading function. In this role, Ms. Robinson is responsible for all trading activities of investment portfolios and mutual funds; she also manages strategic operational initiatives for the firm. Ms. Robinson has 29 years of investment experience and is former president of the Security Traders Association of Connecticut.

Please refer to the Statement of Additional Information for additional information about the fund’s portfolio managers, including the structure of and method of computing compensation, other accounts managed and ownership of shares of the funds.

Investors should retain this supplement with the Prospectus for future reference.

VOT 8007/WB&WG SA&Strat&NameChange (9/09)

Virtus Wealth Builder Fund and Virtus Wealth Guardian Fund,

each a series of Virtus Opportunities Trust (the “Trust”)

Supplement dated September 25, 2009 to the

Statement of Additional Information (“SAI”) dated March 2, 2009, as supplemented

IMPORTANT NOTICE TO INVESTORS

Effective September 29, 2009, the Virtus Wealth Builder Fund’s name will be Virtus AlphaSectorSM Rotation Fund and the Virtus Wealth Guardian Fund’s name will be Virtus AlphaSectorSM Allocation Fund.

Also effective September 29, 2009, F-Squared Investments, Inc. (“F-Squared”) will become subadviser to the Virtus Wealth Builder Fund and the Virtus Wealth Guardian Fund. At that time, the funds’ principal investment strategies will be changed. (Please see Supplement dated September 29, 2009 to the funds’ Prospectus for details regarding these investment strategy changes.) Additionally, the investment advisory fee paid by the funds to the investment adviser, Virtus Investment Advisers, Inc. (“VIA”), will be modified. These and other changes to the funds’ current SAI are more fully described below and will be effective on September 29, 2009.

In the section “Services of the Adviser and Subadvisers,” the advisory fee tables beginning on page 47 will be modified to show that each fund pays VIA an investment management fee that is accrued daily against the value of its net assets at the annual rate of 0.45% on the first $1 billion of net assets, and 0.40% on its assets over $1 billion. Additionally, the second paragraph following the table showing expense reimbursement arrangements will be amended to include the following sentence: “With respect the AlphaSector Allocation Fund, the adviser has voluntarily agreed to waive a portion of its management fee associated with the fund’s fixed income portfolio, which will reduce the fund’s total annual operating expenses at the annual rate of 0.09% as applied to the fund’s net assets.

The following disclosure describing F-Squared is added to the subsection “Subadvisers,” beginning on page 49.

F-Squared Investments, Inc. (“F-Squared”)

F-Squared is the limited services subadviser to the AlphaSector Allocation Fund and the AlphaSector Rotation Fund and is located at 16 Laurel Avenue, Suite 150, Wellesley, Massachusetts 02481. F-Squared has been an investment adviser since 2006 and provides investment management and advisory services to institutional and separately managed accounts. As of June 30, 2009, F-Squared had $90 million in assets under management.

The Subadvisory Agreement provides that F-Squared will deliver to the Adviser monthly a model portfolio based on the AlphaSectorSM Rotation Index. F-Squared will furnish at its own expense the office facilities and personnel necessary to perform such service.

For its services as limited services subadviser, VIA pays F-Squared a subadvisory fee, which is calculated at the rate of 0.20% of the first billion of the average daily net assets of each fund, and 0.175% on each fund’s assets over $1 billion.

Investors should retain this supplement with the SAI for future reference.

VOT 8020B/WB&WG SA&NameChanges (9/09)